Fair value of assets and liabilities - Financial Instruments Recorded at Fair Value on a Recurring Basis (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Assets
Loans at fair value	¥ 389,679,352	$ 61,149,194	¥ 1,585,731,888
Financial guarantee derivative	11,816,799	1,854,314	297,928,066
Liabilities
Payable to investors at fair value	462,714,400	72,609,987	1,914,183,650
Financial guarantee derivative	565,953,269	88,810,418	130,442,090
Recurring
Assets
Loans at fair value	389,679,352	61,149,194	1,585,731,888
Financial guarantee derivative	11,816,799	1,854,314	297,928,066
Financial investments			6,000,000
Total assets	401,496,151	63,003,508	1,889,659,954
Liabilities
Payable to investors at fair value	462,714,400	72,609,987	1,914,183,650
Financial guarantee derivative	565,953,269	88,810,418	130,442,090
Total liabilities	1,028,667,669	161,420,405	2,044,625,740
Level 1 | Recurring
Assets
Financial investments			6,000,000
Total assets			6,000,000
Level 3 | Recurring
Assets
Loans at fair value	389,679,352	61,149,194	1,585,731,888
Financial guarantee derivative	11,816,799	1,854,314	297,928,066
Total assets	401,496,151	63,003,508	1,883,659,954
Liabilities
Payable to investors at fair value	462,714,400	72,609,987	1,914,183,650	$ 300,377,185	¥ 3,006,349,475
Financial guarantee derivative	565,953,269	88,810,418	130,442,090
Total liabilities	¥ 1,028,667,669	$ 161,420,405	¥ 2,044,625,740